CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues	$ 930,277	$ 2,312,577	$ 5,139,133	$ 2,617,675	$ 3,403,648	$ 98,446
Cost of revenues	698,256	2,169,138	3,827,429	2,432,198	3,195,966	88,751
Gross profit	232,021	143,439	1,311,704	185,477	207,682	9,695
Operating expenses
General and administrative	1,611,987	2,301,539	3,994,739	3,496,747	4,426,738	15,309
Insurance	2,826	1,487	8,171	4,879	6,959	1,014
Legal and professional	76,592	75,552	206,578	1,014,474	1,131,127	48,314
Travel	39,314	35,340	127,097	85,820	113,884	12,656
Impairment of intangible asset					139,700	0
Bad debt					38,352	7,651
Depreciation and amortization	89,841	15,560	152,485	45,880	68,080	0
Total operating expenses	1,820,560	2,429,478	4,489,070	4,647,800	5,924,840	84,944
Loss from operations	(1,588,539)	(2,286,039)	(3,177,366)	(4,462,323)	(5,717,158)	(75,249)
Other income (expense)
Interest expense	(183,273)	(43,381)	(437,524)	(113,745)	(198,845)	(15,000)
Amortization of debt discount	(1,611,905)	(257,497)	(3,700,034)	(685,639)	(1,019,319)
Financing costs	0	0	(4,156,291)	0	(368,118)	0
Change in fair value of derivative liability	0	0	3,107,808	0	140,532	0
Total other income (expense)	(1,795,178)	(300,878)	(5,186,041)	(799,384)	(1,445,750)	(15,000)
Net loss	$ (3,383,717)	$ (2,586,917)	$ (8,363,407)	$ (5,261,707)	$ (7,162,908)	$ (90,249)
Loss per share	$ (0.09)	$ (0.07)	$ (0.23)	$ (0.15)	$ (0.20)	$ (0.00)
Weighted average shares outstanding - basic	36,175,490	35,139,920	35,937,305	34,876,184	34,958,482	49,703,889